Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
3.3 Property, plant and equipment

(CHF in thousands)	Leasehold improvements	Trade tools	Production tools	Other	Total

Cost at January 1, 2020	2,713	4,365	4,879	2,851	14,808
Additions	4,101	2,324	2,913	1,647	10,986
Currency Translation	(161)	(129)	—	(63)	(354)
Cost at December 31, 2020	6,652	6,561	7,792	4,435	25,440
Additions	14,296	2,785	4,104	3,455	24,639
Disposals	52	(1,946)	—	(89)	(1,983)
Currency Translation	(123)	(81)	—	(42)	(246)
Cost at December 31, 2021	20,877	7,319	11,896	7,758	47,850
Accumulated Depreciation at January 1, 2020	(440)	(949)	(2,033)	(756)	(4,177)

Depreciation	(311)	(1,842)	(1,453)	(706)	(4,312)
Currency Translation	4	35	—	14	53
Accumulated Depreciation at December 31, 2020	(747)	(2,755)	(3,486)	(1,448)	(8,436)
Depreciation	(1,095)	(2,721)	(2,100)	(1,147)	(7,063)
Disposals	(52)	1,946	—	87	1,981
Currency Translation	15	43	—	9	67
Accumulated Depreciation at December 31, 2021	(1,879)	(3,488)	(5,586)	(2,498)	(13,451)
Net Value
at January 1, 2020	2,273	3,417	2,846	2,095	10,631
at December 31, 2020	5,905	3,806	4,306	2,987	17,004
at December 31, 2021	18,998	3,832	6,310	5,259	34,399

Other comprises IT and office equipment as well as vehicles.

As at December 31, 2021, leasehold improvements in the amount of CHF 9,314k (December 31, 2020: CHF 1,409k) are not yet in use.

Accounting policies
Property, plant and equipment (PPE) is valued at purchase cost less accumulated depreciation and any impairment in value. Leasehold improvements include costs incurred to enhance and expand offices, own retail stores and showrooms within the feasibility of the respective lease agreement.
Depreciation is calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Leasehold improvements: In line with the term of the property lease
•Trade tools (e.g. point-of-sale and exhibition installations): 3 years
•Production tools (e.g. molds at the factory sites): 4 years
•Other (e.g. IT and office equipment and vehicles): 3 to 4 years
At each reporting date, the residual values, useful lives and method of depreciation are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication, that an asset may be impaired. If any such indication exists, the recoverable amount (being the higher of fair value less cost of disposal or value in use) of the individual asset is determined. If the recoverable amount is lower than carrying amount, an impairment loss is recognized.

PPE is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.